Stock-based Compensation (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2014	Feb. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted			1,346,000		3,015,850	90,876
Restricted stock granted					2,300,850
Restricted stock granted, outside plan					1,851,500
Unrecognized stock-based compensation expense, options			$ 3,968,849		$ 384,326,400
Unrecognized stock-based compensation expense, recognition period			2 years 2 months 27 days		2 years 3 months 7 days
Weighted average remaining Contractual term, stock options outstanding			9 years 2 months 9 days	7 years 8 months 12 days	9 years 1 month 17 days	7 years 10 months 24 days
Stock options vested, number of shares					0
Stock options exercised			0		2,779	0
Two Thousand Eight Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Stock Plan							155,893	65,507
Stock Options granted		0
Two Thousand Fourteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares contingent upon forfeiture, expiration or cancellation	152,017
Vesting percentage					25.00%
Employee option grants vest percentage on first anniversary					3 years
Description of share based award					The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years.
Two Thousand Fourteen Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period new issue of shares	351,443
Maximum term of options granted under Stock Plan					10 years
Incumbent Director Policy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted					20,000
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options					$ 32,336,300
Stock Option [Member] | Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted					55,580